The Dreyfus/Laurel Funds Trust

- Dreyfus Emerging Markets Debt Local Currency Fund ("DEMDLCF")

Incorporated herein by reference is a revised version of the prospectus for DEMDLCF filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on May 23, 2014 (SEC Accession No. 0000053808-14-000034).